Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
6.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2013 and 2012, accrued expenses consisted of the following:

	December 31,
	2013	2012
Accrued interest and preferred dividends	$2,274,638	$864,607
Accrued trade payables	5,361,442	2,138,249
Accrued compensation	1,244,432	857,379
	$8,880,512	$3,860,235